Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

Note 3 - Property and Equipment

Property and equipment consists of the following at December 31, 2011 and 2010:

	December 31,
	2011	2010
Computer and office equipment	$314,483	$220,362
Furniture and fixtures	12,835	12,835
Computer software	60,439	55,363
	387,757	288,560
Less: Accumulated depreciation	257,685	204,337

Property and equipment, net	$130,072	$84,223

The depreciation expense recorded was $53,348 and $60,540 for the years ended December 31, 2011 and 2010, respectively. The Company leases equipment of approximately $31,500 pursuant to a capital lease and such equipment was fully depreciated as of December 31, 2011 and 2010.